CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating activities:
Net income	¥ 439,380	$ 67,828	¥ 302,391	¥ 283,695
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	52,535	8,110	31,937	30,468
Depreciation and amortization	661,404	102,103	570,722	463,146
Deferred taxes	(50,149)	(7,742)	(42,391)	(22,619)
Bad debt expenses	1,997	308	4,770	4,573
Deferred rent	130,301	20,115	182,580	187,214
Loss (gain) from disposal of property and equipment	(5,519)	(852)	803	(10,734)
Impairment loss	95,608	14,759	27,391	7,965
Investment loss (income)	129	20	(4,902)	430
Excess tax benefit from share-based compensation	(12,838)	(1,982)	(11,697)	(14,582)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(5,749)	(888)	(18,773)	(28,270)
Prepaid rent	(44,430)	(6,859)	(21,577)	(42,276)
Inventories	5,952	919	4,130	4,043
Amounts due from related parties	0	0	256	(658)
Other current assets	(15,518)	(2,395)	(42,369)	(26,400)
Other assets	1,787	276	(13,220)	(50,228)
Accounts payable	14,194	2,191	18,016	3,605
Amounts due to related parties	1,250	193	810	708
Salary and welfare payables	24,532	3,787	38,813	28,768
Deferred revenue	216,805	33,469	253,562	115,787
Accrued expenses and other current liabilities	121,502	18,757	58,995	62,545
Income tax payable	56,019	8,647	45,274	17,493
Other long-term liabilities	60,481	9,337	68,494	55,496
Net cash provided by operating activities	1,749,673	270,101	1,454,015	1,070,169
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(315,117)	(48,646)	(282,467)	(170,481)
Purchases of property and equipment for hotels under development	(325,105)	(50,187)	(648,455)	(902,166)
Purchases of intangibles	(8,818)	(1,361)	(10,423)	(4,290)
Amount received as a result of government zoning	6,721	1,038	10,557	15,030
Acquisitions, net of cash received	(19,153)	(2,957)	(16,050)	(34,070)
Proceeds from disposal of subsidiary and branch	5,000	772	18,484	0
Purchase of long-term investments	(137,707)	(21,258)	(191,064)	(54,744)
Proceeds from maturity/sale of long-term investments	29,139	4,498	88,266	0
Payment for shareholder loan to joint venture	(1,386)	(214)	(15,640)	0
Collection of shareholder loan from joint venture	1,522	235	0	0
Purchases of short-term investments	(455,811)	(70,365)	(75,210)	0
Proceeds from maturity/sale of short-term investments	30,858	4,764	55,499	0
Decrease (increase) in restricted cash	(360,500)	(55,652)	3,317	(1,527)
Net cash used in investing activities	(1,550,357)	(239,333)	(1,063,186)	(1,152,248)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	22,619	3,492	20,985	28,122
Payment of share repurchase	(107,331)	(16,569)	0	0
Proceeds from short-term debt	589,376	90,984	300,000	105,796
Repayment of short-term debt	(283,516)	(43,767)	(300,000)	(105,796)
Funds advanced from noncontrolling interest holders	5,432	839	0	1,945
Repayment of funds advanced from noncontrolling interest holders	(900)	(139)	(1,559)	(6,564)
Acquisitions of noncontrolling interest	(4,083)	(630)	(4,083)	(4,210)
Contribution from noncontrolling interest holders	2,450	378	0	0
Dividend paid to noncontrolling interest holders	(4,604)	(711)	(5,357)	(3,229)
Excess tax benefit from share-based compensation	12,838	1,982	11,697	14,582
Net cash provided by financing activities	232,281	35,859	21,683	30,646
Effect of exchange rate changes on cash and cash equivalents	(2,624)	(405)	(1,082)	(976)
Net increase (decrease) in cash and cash equivalents	428,973	66,222	411,430	(52,409)
Cash and cash equivalents at the beginning of the year	808,865	124,867	397,435	449,844
Cash and cash equivalents at the end of the year	1,237,838	191,089	808,865	397,435
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	3,854	595	1,533	813
Income taxes paid	190,660	29,433	110,222	99,065
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	513,168	79,219	585,119	639,749
Consideration payable for business acquisition	113,458	17,515	7,560	8,939
Purchase of intangible assets included in payables	7,646	1,180	8,682	9,660
Reimbursement of government zoning included in receivables	2,099	324	1,000	6,042
Proceeds from disposal of subsidiary and branch included in receivables	0	0	5,000	0
Proceeds from issuance of ordinary shares upon exercise of options included in receivables	1,727	267	1,185	1,318
Acquisition of noncontrolling interest included in payables	¥ 4,083	$ 630	¥ 8,167	¥ 12,250